Revenue from Contracts with Customers: Domestic and international passenger traffic - (Details) - individual	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	41,823	33,180	17,419
Total international passengers	24,518	16,172	8,171
Number of total passengers	66,341	49,352	25,590
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	18,701	15,057	9,246
Total international passengers	20,823	14,081	7,283
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	9,404	9,139	4,548
Total international passengers	907	545	298
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	13,718	8,984	3,625
Total international passengers	2,788	1,546	590